Fair Value Measurements - Significant Quantitative Inputs (Details)			12 Months Ended
	Mar. 02, 2020 $ / shares	Nov. 09, 2018 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares
Stand-alone Series B-1 Preferred Stock price (spot price) | Series B-1 Preferred Stock
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Preferred stock tranche obligation, measurement input (in USD per share)	$ 7.28	$ 7.28	$ 7.28	$ 7.28
Estimated future value of Series B-2 Preferred Stock | Series B-2 Preferred Stock
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Preferred stock tranche obligation, measurement input (in USD per share)	$ 8.14	$ 8.14	$ 8.14	$ 8.14
Discount rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Preferred stock tranche obligation, measurement input, decimal	0.1550	0.1700	0.1550	0.1750
Time to liquidity (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Preferred stock tranche obligation, measurement input, term	0 years	1 year 1 month 20 days	1 month 28 days	1 year
Probability of tranche closing
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Preferred stock tranche obligation, measurement input, decimal	1	0.25	0.80	0.25